SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Write-off of inventories	$ 147	$ 113	$ 86
Advertising expenses	$ 577	$ 1,214	$ 856
Anti-dilutive securities	202,000	64,000	0
Stock-based compensation expense	$ 320	$ 309	$ 375
Severance expenses	303	292	441
Bad debt expense	511	98	340
Goodwill	38,107	31,388	33,524
Goodwill, Impairment Loss	0	758	528
Asset Impairment Charges	$ 0	$ 917	158
Vehicles [Member]
Significant Accounting Policies [Line Items]
Asset Impairment Charges			302
ERP [Member]
Significant Accounting Policies [Line Items]
Asset Impairment Charges			292
Fair Value, Measurements, Nonrecurring [Member]
Significant Accounting Policies [Line Items]
Goodwill			0
Goodwill, Impairment Loss			$ 528
Brand name [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	10 years
Brand name [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	9 years
Brand name [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	2 years
Customer related intangible [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	9 years
Customer related intangible [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years
Developed Technology [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years
Backlog [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Non-competition agreement [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Reacquired rights [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 months
Patents [Member]
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	8 years